Service Concession Arrangements	12 Months Ended
Dec. 31, 2020
Service Concession Arrangements [Abstract]
Service Concession Arrangements
46.	Service Concession Arrangements

(1)	Gas Complex • Thermal Power Plant at Ilijan, Philippines (BOT)

(i)	Significant terms and concession period of the arrangement

The Company has entered into a contract with National Power Corporation (the “NPC”), based in the Republic of the Philippines whereby the Company can collect the electricity rates which are composed of fixed costs and variable costs during the concession period from 2002 to 2022 after building, rehabilitating, and operating the power plant.

(ii)	Rights and classification of the arrangement

The Company has the rights to use and own the power plant during the concession period from 2002 to 2022. At the end of the concession period, the Company has an obligation to transfer its ownership of the power plant to NPC.

(iii)	The Company’s expected future collections of service concession arrangements as of December 31, 2020 are as follows:

Type		Amounts
		In millions of won
Less than 1 year	￦	113,646
1~ 2 years		47,353

	￦	160,999

(2)	Hydroelectric Power Generation at Semangka, Indonesia (BOT)

(i)	Significant terms and concession period of the arrangement

The Company has entered into a contract with PT. Perusahaan Listrik Negara (the “PT PLN”) whereby the Company provides electricity generated and charge tariff rates designed to recover capital cost, fixed O&M cost, water usage cost, variable O&M cost and special facilities cost during the concession period after building, rehabilitating, and operating the power plant for approximately 30 years (2018~2048) subsequent to the completion of plant construction.

(ii)	Rights and classification of the arrangement

The Company has the rights to use and own the power plant during the concession period from 2018 to 2048. At the end of the concession period, PT PLN has an option to take over the ownership of the power plant from the Company.

(iii)	The Company’s expected future collections of service concession arrangements as of December 31, 2020 are as follows:

Type		Amounts
		In millions of won
Less than 1 year	￦	27,113
1~ 2 years		27,144
2~ 3 years		27,175
Over 3 years		525,350

	￦	606,782